Asset Retirement Obligations - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs	2.00%
Revaluation adjustment		$ 1
Asset retirement obligations recorded	$ 10	$ 10
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	2.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	4.00%